SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Buildings and leasehold improvements | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	10 years
Buildings and leasehold improvements | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	40 years
Machinery and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	3 years
Machinery and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	20 years
Telecommunication networks | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	3 years
Telecommunication networks | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	20 years